Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	Guardforce AI Co., Ltd.
Trading Symbol	GFAI
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	21,201,842
Amendment Flag	true
Amendment Description	This Amendment No. 2 to annual report on Form 20-F (the “Amendment No.2”) amends our annual report on Form 20-F for the year ended December 31, 2021, that was filed with the Securities and Exchange Commission (the “Commission”) on April 1, 2022 and amended on April 14, 2022 (the “Form 20-F”). In response to comments received from the staff of the Commission, our auditors have issued a new audit report to clarify (a) that the financial statements included were prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board and the standards of the Public Company Accounting Oversight Board (United States), (b) to correct a reference to Note 1 that should have referred to Note 2, (c) to correct an incorrect reference to negative cash flows from operating activities, and (d) to correct an incorrect reference to net loss for the year ended December 31, 2021.As required by Rule 12b-15 under the Exchange Act of 1934, as amended, updated certifications of our principal executive officer and our principal financial officer are being filed as exhibits to this Amendment No. 2. Other than as described above, this Amendment No. 2 speaks as of the date of the initial filing of the Form 20-F and does not, and does not purport to, amend, update or restate the information in the Form 20-F or reflect any events that have occurred after the Form 20-F was originally filed on April 1, 2022.
Entity Central Index Key	0001804469
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40848
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	10 Anson Road
Entity Address, Address Line Two	#28-01 International Plaza
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	079903
Entity Address, Country	SG
Title of 12(b) Security	Ordinary Shares, par value $0.003 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	PKF Littlejohn LLP
Auditor Location	London, United Kingdom
Auditor Firm ID	2814
Business Contact
Document Information Line Items
Entity Address, Address Line One	10 Anson Road
Entity Address, Address Line Two	#28-01 International Plaza
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	079903
Contact Personnel Name	Lei Wang, CEO
City Area Code	65
Local Phone Number	6702 1179
Contact Personnel Email Address	olivia.wang@guardforceai.com
Entity Address, Country	SG